Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 19.8%

Communication Services - 2.0%
Diversified Telecommunication Services - 0.0%##
Cellnex Telecom S.A. (Spain)[2]	2,868	$100,027
Helios Towers plc (Tanzania)*	26,105	42,324
		142,351
Entertainment - 0.5%
Electronic Arts, Inc.	10,012	1,511,211
Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A	14,062	2,412,195
Auto Trader Group plc (United Kingdom)[2]	16,445	172,259
Meta Platforms, Inc. - Class A	5,076	2,410,237
Tencent Holdings Ltd. (China)	3,200	147,669
		5,142,360
Total Communication Services		6,795,922
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Amazon.com, Inc.*	15,242	2,849,949
Dollarama, Inc. (Canada)	538	50,435
MercadoLibre, Inc. (Brazil)*	671	1,119,832
		4,020,216
Hotels, Restaurants & Leisure - 0.0%##
Monarch Casino & Resort, Inc.	495	38,749
Household Durables - 0.0%##
Sony Group Corp. (Japan)	1,500	133,228
Total Consumer Discretionary		4,192,193
Consumer Staples - 2.6%
Beverages - 1.3%
The Coca-Cola Co.	27,680	1,847,363
Constellation Brands, Inc. - Class A	3,599	882,331
Heineken N.V. - ADR (Netherlands)	31,501	1,409,985
Heineken N.V. (Netherlands)	1,494	132,578
		4,272,257
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree, Inc.*	11,170	1,165,478
Food Products - 0.4%
Mondelez International, Inc. - Class A	7,685	525,270
Nestle S.A. - ADR	8,534	861,848
Nestle S.A.	963	97,545
		1,484,663
Personal Care Products - 0.0%##
Beiersdorf AG (Germany)	928	134,697
Tobacco - 0.5%
Philip Morris International, Inc.	15,117	1,740,874
Total Consumer Staples		8,797,969
Financials - 3.7%
Banks - 0.4%
FinecoBank Banca Fineco S.p.A. (Italy)	4,755	80,722

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
HDFC Bank Ltd. - ADR (India)	22,676	$1,360,787
		1,441,509
Capital Markets - 1.7%
Avanza Bank Holding AB (Sweden)	3,372	75,748
BlackRock, Inc.	751	658,251
Deutsche Boerse AG - ADR (Germany)	46,217	942,365
Deutsche Boerse AG (Germany)	816	167,091
Intercontinental Exchange, Inc.	5,873	890,112
Intermediate Capital Group plc (United Kingdom)	3,378	95,350
Moody's Corp.	2,493	1,138,005
MSCI, Inc.	1,879	1,016,088
S&P Global, Inc.	1,777	861,365
		5,844,375
Financial Services - 1.5%
Fiserv, Inc.*	5,801	948,870
Mastercard, Inc. - Class A	5,371	2,490,586
Visa, Inc. - Class A	6,442	1,711,446
		5,150,902
Insurance - 0.1%
Admiral Group plc (United Kingdom)	4,866	172,449
Total Financials		12,609,235
Health Care - 2.9%
Biotechnology - 0.2%
Vertex Pharmaceuticals, Inc.*	1,329	658,812
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	8,058	757,452
Intuitive Surgical, Inc.*	1,403	623,788
		1,381,240
Health Care Providers & Services - 0.4%
Humana, Inc.	1,916	692,845
UnitedHealth Group, Inc.	1,091	628,590
		1,321,435
Life Sciences Tools & Services - 0.4%
Lonza Group AG - ADR (Switzerland)	11,187	747,403
Lonza Group AG (Switzerland)	234	155,823
Thermo Fisher Scientific, Inc.	990	607,207
		1,510,433
Pharmaceuticals - 1.5%
AstraZeneca plc - ADR (United Kingdom)	18,952	1,500,051
Johnson & Johnson	12,268	1,936,504
Roche Holding AG - ADR	36,352	1,472,620
Roche Holding AG	489	158,318
		5,067,493
Total Health Care		9,939,413

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials - 3.0%
Aerospace & Defense - 1.0%
Airbus SE (France)	903	$136,648
BAE Systems plc - ADR (United Kingdom)	8,425	562,369
BAE Systems plc (United Kingdom)	5,987	99,852
L3Harris Technologies, Inc.	8,030	1,821,927
Northrop Grumman Corp.	1,711	828,671
		3,449,467
Building Products - 0.2%
Masco Corp.	8,013	623,812
Commercial Services & Supplies - 0.3%
Cleanaway Waste Management Ltd.
(Australia)	49,875	92,197
Copart, Inc.*	17,932	938,381
		1,030,578
Ground Transportation - 1.0%
Canadian National Railway Co. (Canada)	11,090	1,283,668
CSX Corp.	35,468	1,244,927
Union Pacific Corp.	3,910	964,714
		3,493,309
Machinery - 0.3%
SMC Corp. (Japan)	200	97,313
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	8,504	545,191
Techtronic Industries Co. Ltd. (Hong Kong)	12,500	160,084
		802,588
Professional Services - 0.0%##
Experian plc.	1,932	91,152
Trading Companies & Distributors - 0.2%
Brenntag SE - ADR (Germany)	16,989	242,943
Brenntag SE (Germany)	1,769	125,840
IMCD N.V. (Netherlands)	987	141,924
		510,707
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	19,039	84,756
Total Industrials		10,086,369
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	4,293	146,943
Keyence Corp. (Japan)	300	131,178
		278,121
IT Services - 0.5%
EPAM Systems, Inc.*	3,338	718,104
Globant S.A. *	4,274	832,191
Softcat plc (United Kingdom)	3,019	63,160
		1,613,455

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.0%
Infineon Technologies AG - ADR (Germany)	30,015	$1,048,724
Infineon Technologies AG (Germany)	3,287	114,184
Micron Technology, Inc.	3,858	423,686
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	11,888	1,971,030
		3,557,624
Software - 1.2%
Atlassian Corp. - Class A *	4,416	779,733
Microsoft Corp.	4,306	1,801,415
ServiceNow, Inc.*	1,629	1,326,642
		3,907,790
Total Information Technology		9,356,990
Materials - 0.3%
Chemicals - 0.0%##
Air Liquide S.A. (France)	749	136,661
Paper & Forest Products - 0.3%
West Fraser Timber Co. Ltd. (Canada)	7,669	680,164
West Fraser Timber Co. Ltd. (Canada)	1,939	171,942
		852,106
Total Materials		988,767
Real Estate - 1.0%
Health Care REITs - 0.1%
American Healthcare REIT, Inc.	2,590	41,285
CareTrust REIT, Inc.	2,183	58,854
Ventas, Inc.	1,236	67,288
Welltower, Inc.	1,622	180,447
		347,874
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	1,932	57,747
First Industrial Realty Trust, Inc.	624	34,145
Goodman Group (Australia)	1,555	35,899
LXP Industrial Trust	7,796	80,299
Prologis, Inc.	2,994	377,394
Rexford Industrial Realty, Inc.	1,645	82,431
Terreno Realty Corp.	1,449	99,126
		767,041
Office REITs - 0.0%##
Equity Commonwealth*	2,122	43,225
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	2,571	36,328
Residential REITs - 0.3%
American Homes 4 Rent - Class A	2,612	94,267
AvalonBay Communities, Inc.	670	137,296
Equity LifeStyle Properties, Inc.	1,639	112,567
Equity Residential	1,398	97,343
Flagship Communities REIT	2,457	34,889

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Residential REITs (continued)
Invitation Homes, Inc.	4,347	$153,319
Mid-America Apartment Communities, Inc.	360	50,317
Sun Communities, Inc.	1,149	145,613
UDR, Inc.	1,061	42,514
		868,125
Retail REITs - 0.0%##
Agree Realty Corp.	1,010	69,660
Realty Income Corp.	949	54,501
		124,161
Specialized REITs - 0.4%
American Tower Corp.	550	121,220
Crown Castle, Inc.	384	42,271
Digital Realty Trust, Inc.	719	107,483
Equinix, Inc.	563	444,905
Extra Space Storage, Inc.	745	118,917
Public Storage	561	166,011
SBA Communications Corp.	685	150,385
		1,151,192
Total Real Estate		3,337,946
Utilities - 0.3%
Electric Utilities - 0.3%
Evergy, Inc.	16,852	977,416

TOTAL COMMON STOCKS
(Identified Cost $54,506,219)		67,082,220

CORPORATE BONDS - 18.4%

Non-Convertible Corporate Bonds- 18.4%
Communication Services - 1.5%
Entertainment - 0.6%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,140,000	1,976,807

Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	2,840,000	2,747,404

Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	396,318

Total Communication Services		5,120,529

Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	659,637
(China), 4.00%, 12/6/2037	3,110,000	2,725,272

Total Consumer Discretionary		3,384,909

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.9%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	336,555	$351,738

Oil, Gas & Consumable Fuels - 1.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-10/29/2021, cost $419,998)[3]	427,745	371,237
Cenovus Energy, Inc.(Canada) , 6.75%, 11/15/2039	1,810,000	1,992,094
Energy Transfer LP
7.375%, 2/1/2031[2]	1,250,000	1,320,846
6.50%, 2/1/2042	1,890,000	1,997,073
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	345,000	312,837
		5,994,087
Total Energy		6,345,825

Financials - 8.8%
Banks - 6.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,300,000	1,983,829
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	2,110,000	1,974,440
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,470,000	1,438,360
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	545,000	563,196
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,650,000	1,445,204
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,460,000	3,385,613
KeyBank NA, 5.85%, 11/15/2027	1,420,000	1,435,495
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,990,000	1,997,073
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	2,230,000	1,988,529
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	2,150,000	2,127,563
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	2,100,000	2,136,942
		20,476,244

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.7%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	2,110,000	$2,180,691
Consumer Finance - 0.9%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	2,400,000	2,673,463
Navient Corp., 6.75%, 6/25/2025	485,000	486,106
		3,159,569
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	193,730
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	212,380
		406,110
Insurance - 1.0%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	660,000	664,679
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	660,000	663,747
New York Life Global Funding, 4.70%, 1/29/2029[2]	660,000	662,196
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	1,440,000	1,497,230
		3,487,852
Total Financials		29,710,466

Industrials - 1.3%
Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,310,000	1,310,147

Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	115,614	116,860
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	63,665	61,914
Series 2019-2, Class B, 3.50%, 5/1/2028	294,023	274,388
		453,162
Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,430,000	1,320,565
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,380,000	1,318,006
		2,638,571
Total Industrials		4,401,880

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.5%
Metals & Mining - 0.5%
Infrabuild Australia Pty Ltd. (Australia) , 14.50%, 11/15/2028[2]	350,000	$361,433
Newcastle Coal Infrastructure Group Pty Ltd. (Australia) , 4.40%, 9/29/2027[2]	1,628,570	1,568,484
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[3,5]	880,000	9

Total Material		1,929,926

Real Estate - 2.2%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	442,329

Retail REITs - 1.2%
Simon Property Group LP, 2.65%, 2/1/2032	4,505,000	3,855,209

Specialized REITs - 0.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[3]	470,000	463,034
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,540,000	2,598,691
		3,061,725
Total Real Estate		7,359,263

Utilities - 1.2%
Electric Utilities - 0.4%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,230,000	1,312,720

Independent Power and Renewable Electricity Producers - 0.8%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,550,000	2,714,612

Total Utilities		4,027,332

TOTAL CORPORATE BONDS
(Identified Cost $64,167,351)		62,280,130

U.S. TREASURY SECURITIES - 24.1%

U.S. Treasury Bonds - 4.7%
U.S. Treasury Bond, 2.375%, 2/15/2042	9,544,000	7,152,035
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	8,574,934	8,600,726

Total U.S. Treasury Bonds
(Identified Cost $15,889,905)		15,752,761
U.S. Treasury Notes - 19.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	3,746,151	3,360,561
U.S. Treasury Note 2.25%, 11/15/2024	6,372,000	6,316,494

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
2.25%, 11/15/2025	10,659,000	$10,343,810
2.25%, 11/15/2027	9,057,000	8,541,883
1.75%, 11/15/2029	11,302,000	10,109,992
0.875%, 11/15/2030	12,223,000	10,111,668
1.375%, 11/15/2031	12,155,000	10,117,139
4.50%, 11/15/2033	6,548,000	6,746,486

Total U.S. Treasury Notes
(Identified Cost $65,040,144)		65,648,033
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $80,930,049)		81,400,794

ASSET-BACKED SECURITIES - 6.9%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	1,581,524
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	1,145,000	1,149,726
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	2,541,416
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	850,000	876,438
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	637,398	568,642
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,499,344
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,456,395
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,426,125
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	367,753	367,317
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	454,692	454,164
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	220,814
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	90,459	89,443
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,517,702	2,460,815
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,500,000	2,517,217
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,159,677	1,129,685
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,114,436	1,130,974
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	623,060	626,749
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,080,102	1,957,380

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.464%, 10/25/2048[2,6]	387,676	$393,761

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,934,641)		23,447,929

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.9%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	57,896	55,107
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	278,913	243,300
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	157,464	136,424
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,604,277	1,412,845
Series 2018-31, Class KP, 3.50%, 7/25/2047	39,370	38,437
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,064,442	896,760
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,147,397	1,103,788
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,763,789	1,536,249
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,386,862	1,280,450
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	1,113,831	981,219
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	1,114,875	971,039
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,7]	1,754,247	1,525,531
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	1,227,129	1,046,501
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,7]	2,248,088	1,996,042
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	164,402	158,268
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,7]	28,774	26,050
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,7]	64,355	58,669
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	269,357	253,067
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	262,483	246,134

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust
(continued)
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]		382,782	$359,522
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]		1,324,565	1,217,874
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]		2,089,434	1,801,274
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]		1,301,344	1,306,731
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.350%, 7/25/2029 (Acquired 07/24/2023, cost $4,284,478)[3,6]		4,284,478	4,283,837
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]		566,934	519,598
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]		1,406,612	1,184,838
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]		2,286,315	1,869,008
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]		134,355	114,365
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		1,057,761	942,944
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		163,602	145,370
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		197,060	176,412
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]		61,181	55,330
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]		1,509,868	917,600
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		1,385,357	1,296,638
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		91,198	84,217

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $33,880,770)			30,241,438

FOREIGN GOVERNMENT BONDS - 0.6%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	200,000,000	1,330,386
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	43,830

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	600,000	$595,910

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,019,648)		1,970,126

MUNICIPAL BONDS - 1.6%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	2,660,000	2,064,620
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026	3,460,000	3,220,869

TOTAL MUNICIPAL BONDS
(Identified Cost $6,211,016)		5,285,489

U.S. GOVERNMENT AGENCIES - 16.3%

Mortgage-Backed Securities - 16.3%
Fannie Mae
Pool #AC1557, UMBS, 4.50%, 9/1/2024	325	324
Pool #AD0462, UMBS, 5.50%, 10/1/2024	32	32
Pool #MA1834, UMBS, 4.50%, 2/1/2034	203,304	201,316
Pool #MA1903, UMBS, 4.50%, 5/1/2034	196,707	194,795
Pool #886904, UMBS, 6.50%, 9/1/2036	31,190	33,088
Pool #933521, UMBS, 5.00%, 1/1/2038	5,399	5,461
Pool #889260, UMBS, 5.00%, 4/1/2038	5,947	6,016
Pool #889576, UMBS, 6.00%, 4/1/2038	145,714	152,903
Pool #975840, UMBS, 5.00%, 5/1/2038	21,835	22,086
Pool #995196, UMBS, 6.00%, 7/1/2038	176,076	184,704
Pool #986458, UMBS, 6.00%, 8/1/2038	2,166	2,273
Pool #987831, UMBS, 6.00%, 9/1/2038	8,265	8,671
Pool #990897, UMBS, 6.00%, 9/1/2038	15,236	15,986
Pool #AD0220, UMBS, 6.00%, 10/1/2038	24,922	26,143
Pool #257497, UMBS, 6.00%, 12/1/2038	6,174	6,478
Pool #971022, UMBS, 5.00%, 1/1/2039	11,038	11,166
Pool #AA1810, UMBS, 5.00%, 1/1/2039	31,117	31,477

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #983686, UMBS, 5.00%, 2/1/2039	13,018	$13,168
Pool #AE0604, UMBS, 6.00%, 7/1/2039	162,348	170,304
Pool #AA6788, UMBS, 6.00%, 8/1/2039	106,263	111,481
Pool #AC0463, UMBS, 5.00%, 11/1/2039	11,882	12,016
Pool #AC5111, UMBS, 5.00%, 11/1/2039	25,201	25,485
Pool #MA0258, UMBS, 4.50%, 12/1/2039	275,676	273,454
Pool #MA0259, UMBS, 5.00%, 12/1/2039	15,429	15,602
Pool #AC8573, UMBS, 5.00%, 1/1/2040	20,598	20,830
Pool #AL1595, UMBS, 6.00%, 1/1/2040	168,329	176,634
Pool #AE0061, UMBS, 6.00%, 2/1/2040	70,277	73,737
Pool #AL0152, UMBS, 6.00%, 6/1/2040	284,333	298,361
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,203,753	1,950,970
Pool #AI5172, UMBS, 4.00%, 8/1/2041	145,042	139,500
Pool #AL1410, UMBS, 4.50%, 12/1/2041	313,669	310,076
Pool #AB4300, UMBS, 3.50%, 1/1/2042	71,085	66,335
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,133,939	1,060,335
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,809,153	2,692,459
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,697,770	1,697,119
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,406,653	3,413,647
Pool #AL7729, UMBS, 4.00%, 6/1/2043	160,922	154,775
Pool #BC8677, UMBS, 4.00%, 5/1/2046	76,193	72,457
Pool #BD6997, UMBS, 4.00%, 10/1/2046	96,562	91,839
Pool #BE3812, UMBS, 4.00%, 12/1/2046	108,959	103,629
Pool #BE7845, UMBS, 4.50%, 2/1/2047	122,737	120,610
Pool #MA3184, UMBS, 4.50%, 11/1/2047	566,243	554,260
Pool #AL8674, 5.641%, 1/1/2049	470,716	486,673
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,779,164	2,557,221
Pool #CA5518, UMBS, 3.00%, 4/1/2050	3,860,992	3,415,199

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,979,830	$3,504,694
Pool #FS4339, UMBS, 3.00%, 12/1/2050	1,773,979	1,570,109
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,532,071	3,343,961
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,216,725	2,944,711
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,756,307	3,438,665
Pool #MA4600, UMBS, 3.50%, 5/1/2052	1,315,967	1,191,040
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,276,500	2,126,517
Pool #MA4807, UMBS, 5.50%, 11/1/2052	896,333	897,509
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	31,320	31,049
Pool #C91762, 4.50%, 5/1/2034	304,873	302,306
Pool #G03926, 6.00%, 2/1/2038	117,469	123,405
Pool #G05906, 6.00%, 4/1/2040	16,438	17,269
Pool #G06789, 6.00%, 5/1/2040	96,005	100,855
Pool #A92889, 4.50%, 7/1/2040	407,347	403,539
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,147,580	1,073,110
Pool #RB5178, UMBS, 4.50%, 8/1/2042	1,674,534	1,643,546
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,342,559	2,248,862
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,956,976	2,608,274
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,049,713	1,971,583
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,473,415	3,480,795
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,215,122	1,195,347
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	23,877	24,516

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $56,127,820)		55,222,757

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[9]
(Identified Cost $11,679,946)	11,679,946	11,679,946

TOTAL INVESTMENTS - 100.0%
(Identified Cost $333,457,460)		338,610,829
OTHER ASSETS, LESS LIABILITIES - 0.0%##		155,657
NET ASSETS - 100%		$338,766,486

Investment Portfolio - July 31, 2024

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $61,128,687, which represented 18.0% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2024 was $5,330,497, or 1.6% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2024.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2024.

9Rate shown is the current yield as of July 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,795,922	$6,333,643	$462,279	$—
Consumer Discretionary	4,192,193	4,058,965	133,228	—
Consumer Staples	8,797,969	8,433,149	364,820	—
Financials	12,609,235	12,017,875	591,360	—
Health Care	9,939,413	9,625,272	314,141	—
Industrials	10,086,369	9,056,603	1,029,766	—
Information Technology	9,356,990	8,901,525	455,465	—
Materials	988,767	852,106	136,661	—

Investment Portfolio - July 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Real Estate	$3,337,946	$3,302,047	$35,899	$—
Utilities	977,416	977,416	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	136,623,551	—	136,623,551	—
States and political subdivisions (municipals)	5,285,489	—	5,285,489	—
Corporate debt:
Communication Services	5,120,529	—	5,120,529	—
Consumer Discretionary	3,384,909	—	3,384,909	—
Energy	6,345,825	—	6,345,825	—
Financials	29,710,466	—	29,710,466	—
Industrials	4,401,880	—	4,401,880	—
Materials	1,929,926	—	1,929,926	—
Real Estate	7,359,263	—	7,359,263	—
Utilities	4,027,332	—	4,027,332	—
Asset-backed securities	23,447,929	—	23,447,929	—
Commercial mortgage-backed securities	30,241,438	—	30,241,438	—
Foreign government bonds	1,970,126	—	1,970,126	—
Short-Term Investment	11,679,946	11,679,946	—	—
Total assets	$338,610,829	$75,238,547	$263,372,282	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.